Faegre Drinker Biddle & Reath LLP

320 S. Canal Street, Suite 3300

Chicago, Illinois 60606

Telephone: (312) 569-1000

www.faegredrinker.com

November 1, 2024

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Trust

File Nos.: 333-200168 and 811-23011

Ladies and Gentlemen:

On behalf of The RBB Fund Trust (the “Trust”), transmitted herewith for filing is a Post-Effective Amendment (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 47 under the 1933 Act) and the Investment Company Act of 1940, as amended (the “1940 Act”) (Amendment No. 50 under the 1940 Act).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act because of a change in control of Penn Capital Management Company, LLC (“Penn Capital”), the investment adviser to the Penn Capital Short Duration High Income Fund, Penn Capital Opportunistic High Income Fund, Penn Capital Special Situations Small Cap Equity Fund and Penn Capital Mid Cap Core Fund (each, a “Fund” and collectively, the “Funds”), each Fund a series of the Trust. Accordingly, we respectfully request that the Staff limit its review to the Prospectus section entitled “Investment Advisor” and the Statement of Additional Information section entitled “Investment Advisor” for the Funds.

As a point of information, shareholders of the Funds will vote on November 9, 2024 to approve the new investment advisory agreement following the change of control of Penn Capital via a definitive proxy statement filed on September 26, 2024.

The Trust plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Trust.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1233.

Very truly yours,

/s/ Jessica Himes
Jessica Himes